Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Stock based compensation	$ 0	$ 0	$ 14,100,000	$ 0
Aspire Biopharma Inc [Member]
Stock based compensation	$ 0	$ 0	$ 14,100,000	$ 0